Stock Options - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation
Compensation costs		$ 182
Cash received from options exercised	$ 106	23
Future compensation costs related to the unvested portion of stock options		$ 593